Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets, net
Balance, Beginning period	$ 22,907	$ 14,569
Acquisition		16,591
Less: Amortization	(10,142)	(8,253)	4,800
Balance, Ending period	12,765	22,907	14,569
Goodwill
Balance, Beginning period	81,598	53,441
Acquisition		28,157
Balance, Ending period	81,598	81,598	53,441
Transportation [Member]
Other intangible assets, net
Balance, Beginning period	11,243	14,532
Acquisition		3,917
Less: Amortization	(5,475)	(7,206)
Balance, Ending period	5,768	11,243
Goodwill
Balance, Beginning period	59,334	52,731
Acquisition		6,603
Balance, Ending period	59,334	59,334
Federal [Member]
Other intangible assets, net
Balance, Beginning period	11,664	37
Acquisition		12,674
Less: Amortization	(4,667)	(1,047)
Balance, Ending period	6,997	11,664
Goodwill
Balance, Beginning period	22,264	710
Acquisition		21,554
Balance, Ending period	$ 22,264	$ 22,264